UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00242

Natixis Funds Trust II

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: November 30

Date of reporting period: August 31, 2012

ITEM 1 SCHEDULE OF INVESTMENTS

CONSOLIDATED PORTFOLIO OF INVESTMENTS – as of August 31, 2012 (Unaudited)

ASG Growth Markets Fund

Shares	Description	Value (†)
Common Stocks – 65.4% of Net Assets
	Brazil – 9.4%
11,300	Banco Bradesco S.A., Sponsored Preference ADR(b)	$185,546
3,100	Banco do Brasil S.A., Sponsored ADR	36,569
4,659	Banco Santander Brasil S.A., ADR	35,315
6,700	BM&FBovespa S.A.	35,482
2,600	BR Malls Participacoes S.A.	32,406
1,500	BR Properties S.A.	18,252
1,500	Braskem S.A., Sponsored ADR	18,855
3,754	BRF - Brasil Foods S.A., ADR	60,477
4,400	CCR S.A.	39,537
500	Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference ADR	21,440
4,620	Cia de Bebidas das Americas, Preference ADR(b)	173,758
600	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	51,066
900	Cia de Saneamento de Minas Gerais-COPASA	21,503
4,125	Cia Energetica de Minas Gerais, Sponsored Preference ADR	70,125
1,300	Cia Hering	28,403
1,000	Cia Paranaense de Energia, Sponsored Preference ADR	17,790
1,440	Cielo S.A., Sponsored ADR	43,186
1,200	Cosan S.A. Industria e Comercio	19,981
700	CPFL Energia S.A., ADR	14,686
2,600	EcoRodovias Infraestrutura e Logistica S.A.	21,582
2,400	EDP - Energias do Brasil S.A.	15,335
895	Embraer S.A., ADR	24,120
2,500	Fibria Celulose S.A., Sponsored ADR(c)	19,325
4,100	Gerdau S.A., Sponsored Preference ADR	36,613
3,400	Hypermarcas S.A.(c)	21,825
12,900	Itau Unibanco Holding S.A., Preference ADR(b)	203,949
1,200	Localiza Rent a Car S.A.	21,164
700	Lojas Renner S.A.	23,077
600	Multiplan Empreendimentos Imobiliarios S.A.	15,341
900	Multiplus S.A.	19,154
900	Natura Cosmeticos S.A.	22,568
2,300	Obrascon Huarte Lain Brasil S.A.	22,265
5,100	Oi S.A., ADR	18,972
7,423	Petroleo Brasileiro S.A., ADR(b)	156,922
11,000	Petroleo Brasileiro S.A., Sponsored Preference ADR(b)	226,380
3,400	Raia Drogasil S.A.	35,961
2,100	Redecard S.A.	34,709
2,700	Souza Cruz S.A.	36,192
1,065	Telefonica Brasil S.A., Preference ADR	22,759
1,794	Tim Participacoes S.A., ADR	35,001
1,200	Totvs S.A.	23,321
1,600	Tractebel Energia S.A.	26,610
3,000	Ultrapar Participacoes S.A., Sponsored ADR	65,640
6,738	Vale S.A., Sponsored ADR(b)	110,301
10,821	Vale S.A., Sponsored Preference ADR(b)	174,434

		2,357,897

	Chile – 0.9%
325	Banco de Chile, ADR	27,384

Shares	Description	Value (†)
Common Stocks – continued
	Chile – continued
500	Banco Santander Chile, ADR	$37,145
600	Cia Cervecerias Unidas S.A., ADR	39,054
1,400	Corpbanca S.A., ADR	24,766
900	Empresa Nacional de Electricidad S.A., Sponsored ADR	44,334
2,000	Enersis S.A., Sponsored ADR	32,940
551	Latam Airlines Group S.A., Sponsored ADR	12,998
306	Sociedad Quimica y Minera de Chile S.A., Sponsored ADR	18,862

		237,483

	China – 15.0%
22,000	Agile Property Holdings Ltd.	25,360
104,000	Agricultural Bank of China Ltd., Class H	38,561
450,000	Bank of China Ltd., Class H(b)	164,275
37,000	Bank of Communications Co. Ltd., Class H	24,331
58,000	Beijing Capital International Airport Co. Ltd., Class H	39,845
5,500	Beijing Enterprises Holdings Ltd.	36,468
16,000	Belle International Holdings Ltd.	28,943
24,000	China BlueChemical Ltd., Class H	13,969
63,000	China Citic Bank Corp. Ltd., Class H	30,189
39,000	China Communications Construction Co. Ltd., Class H	30,147
44,000	China Communications Services Corp. Ltd., Class H	24,510
432,000	China Construction Bank Corp., Class H(b)	284,950
40,000	China Gas Holdings Ltd.	21,962
2,942	China Life Insurance Co. Ltd., ADR	119,004
10,000	China Mengniu Dairy Co. Ltd.	30,142
20,000	China Merchants Bank Co. Ltd., Class H	34,668
55,000	China Minsheng Banking Corp. Ltd., Class H	45,032
38,000	China Mobile Ltd.(b)	406,741
8,000	China Oilfield Services Ltd., Class H	12,829
24,000	China Overseas Land & Investment Ltd.	54,410
4,200	China Pacific Insurance Group Co. Ltd., Class H	12,541
1,299	China Petroleum & Chemical Corp., ADR(b)	122,431
28,000	China Railway Construction Corp. Ltd., Class H	21,246
35,000	China Railway Group Ltd., Class H	13,252
10,000	China Resources Enterprise Ltd.	29,916
12,000	China Resources Gas Group Ltd.	23,723
10,000	China Resources Land Ltd.	19,402
10,000	China Resources Power Holdings Co. Ltd.	21,527
18,500	China Shenhua Energy Co. Ltd., Class H	67,791
1,178	China Telecom Corp. Ltd., ADR	65,721
26,000	China Unicom Hong Kong Ltd.	41,154
49,600	China Zhongwang Holdings Ltd.(c)	20,453
50,000	Chongqing Rural Commercial Bank, Class H	20,752
1,151	CNOOC Ltd., Sponsored ADR(b)	217,999
53,125	Country Garden Holdings Co. Ltd.(c)	18,808
18,000	CSR Corp. Ltd., Class H	12,270
14,000	Daphne International Holdings Ltd.	14,015
40,000	Datang International Power Generation Co. Ltd., Class H	13,450
26,000	Dongfeng Motor Group Co. Ltd., Class H	33,918
32,000	Dongyue Group	15,232
6,000	ENN Energy Holdings Ltd.	23,934
68,000	Evergrande Real Estate Group Ltd.	26,198
84,000	Franshion Properties China Ltd.	24,658

Shares	Description	Value (†)
Common Stocks – continued
	China – continued
15,000	Great Wall Motor Co. Ltd., Class H	$34,145
54,000	Guangdong Investment Ltd.	39,983
25,200	Guangzhou R&F Properties Co. Ltd., Class H	29,352
17,000	Haier Electronics Group Co. Ltd.(c)	20,158
4,500	Hengan International Group Co. Ltd.	45,215
33,000	Huabao International Holdings Ltd.	17,172
951	Huaneng Power International, Inc., ADR	26,314
385,000	Industrial & Commercial Bank of China Ltd., Class H(b)	210,222
7,000	Inner Mongolia Yitai Coal Co., Class B	38,181
22,000	Jiangsu Expressway Co. Ltd., Class H	18,026
10,000	Jiangxi Copper Co. Ltd., Class H	21,799
9,000	Kingboard Chemical Holdings Ltd.	19,715
14,000	Kunlun Energy Co. Ltd.	24,045
3,800	Lenovo Group Ltd., ADR	62,168
16,000	Longfor Properties Co. Ltd.	23,174
1,416	PetroChina Co. Ltd., ADR(b)	170,345
4,000	Ping An Insurance (Group) Co. of China Ltd., Class H	29,040
53,000	Poly Hong Kong Investments Ltd.(c)	26,478
15,600	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	26,899
25,500	Shimao Property Holdings Ltd.	38,724
56,000	Shougang Fushan Resources Group Ltd.	14,877
66,500	Shui On Land Ltd.	24,351
35,000	Sihuan Pharmaceutical Holdings Group Ltd.	14,045
34,500	Sino-Ocean Land Holdings Ltd.	15,559
4,800	Sinopharm Group Co. Ltd., Class H	15,351
47,000	Soho China Ltd.	29,875
11,000	Sun Art Retail Group Ltd.	13,904
5,500	Tencent Holdings Ltd.	168,439
4,000	Tsingtao Brewery Co. Ltd., Class H	21,525
24,000	Uni-President China Holdings Ltd.	24,791
33,000	Want Want China Holdings Ltd.	41,104
6,000	Weichai Power Co. Ltd., Class H	15,936
7,000	Wumart Stores, Inc., Class H	11,781
1,715	Yanzhou Coal Mining Co. Ltd., Sponsored ADR	24,730
164,000	Yuexiu Property Co. Ltd.	38,670
28,000	Zhejiang Expressway Co. Ltd., Class H	18,482

		3,761,302

	Colombia – 0.7%
800	BanColombia S.A., Sponsored Preference ADR	45,968
2,116	Ecopetrol S.A., Sponsored ADR	122,411

		168,379

	Egypt – 0.3%
5,246	Commercial International Bank Egypt S.A.E., GDR	26,755
474	Orascom Construction Industries, GDR	21,306
13,295	Orascom Telecom Holding S.A.E., GDR(c)	38,954

		87,015

	India – 1.5%
1,591	Axis Bank Ltd., GDR	28,848
3,058	HDFC Bank Ltd., ADR	102,688
1,410	ICICI Bank Ltd., Sponsored ADR	45,867

Shares	Description	Value (†)
Common Stocks – continued
	India – continued
2,413	Infosys Ltd., Sponsored ADR(b)	$102,625
1,347	Mahindra & Mahindra Ltd., Sponsored GDR	18,282
396	State Bank of India, Sponsored GDR	27,514
2,160	Tata Motors Ltd., Sponsored ADR	45,619

		371,443

	Indonesia – 2.3%
113,500	Astra International Tbk PT	80,511
58,000	Bank Central Asia Tbk PT	47,159
31,000	Bank Danamon Indonesia Tbk PT	19,508
57,000	Bank Mandiri Persero Tbk PT	46,744
87,000	Bank Negara Indonesia Persero Tbk PT	34,034
80,000	Bank Rakyat Indonesia Persero Tbk PT	58,437
45,000	Charoen Pokphand Indonesia Tbk PT	12,775
12,000	Indocement Tunggal Prakarsa Tbk PT	25,519
39,500	Indofood Sukses Makmur Tbk PT	22,390
41,500	Indosat Tbk PT	22,238
40,500	Jasa Marga Persero Tbk PT	24,453
16,500	Semen Gresik Persero Tbk PT	21,498
9,000	Tambang Batubara Bukit Asam Persero Tbk PT	13,802
1,691	Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	65,273
13,000	Unilever Indonesia Tbk PT	36,932
13,000	United Tractors Tbk PT	27,409
19,000	XL Axiata Tbk PT	14,363

		573,045

	Korea – 11.5%
965	Celltrion, Inc.	25,759
155	Cheil Industries, Inc.	14,202
93	CJ CheilJedang Corp.	25,144
331	Daelim Industrial Co. Ltd.	26,067
470	Dongbu Insurance Co. Ltd.	19,280
114	Doosan Corp.	13,676
303	Doosan Heavy Industries & Construction Co. Ltd.	15,885
115	E-Mart Co. Ltd.	25,088
720	Hana Financial Group, Inc.	21,642
1,060	Hanwha Chem Corp.	19,662
810	Hanwha Corp.	23,659
100	Honam Petrochemical Corp.	20,778
308	Hyosung Corp.	16,577
160	Hyundai Glovis Co. Ltd.	32,256
116	Hyundai Heavy Industries Co. Ltd.	23,825
610	Hyundai Hysco Co. Ltd.	25,703
680	Hyundai Marine & Fire Insurance Co. Ltd.	19,644
336	Hyundai Mobis	91,477
998	Hyundai Motor Co.(b)	212,544
1,436	Hyundai Motor Co., GDR	43,148
2,670	Hyundai Securities Co.	20,069
226	Hyundai Wia Corp.	36,031
1,970	Industrial Bank of Korea	21,030
1,502	KB Financial Group, Inc., ADR	48,605
1,825	Kia Motors Corp.	119,662
2,531	Korea Electric Power Corp., Sponsored ADR(c)	27,107

Shares	Description	Value (†)
Common Stocks – continued
	Korea – continued
5,260	Korea Exchange Bank(c)	$39,775
610	Korea Gas Corp.	30,776
900	Korea Investment Holdings Co. Ltd.	30,410
3,370	Korea Life Insurance Co. Ltd.	21,131
84	Korea Zinc Co. Ltd.	30,390
475	Korean Air Lines Co. Ltd.(c)	19,970
1,370	KP Chemical Corp.	14,597
645	KT&G Corp.	48,832
170	Kumho Petro Chemical Co. Ltd.	17,000
153	LG Chem Ltd.	40,864
1,995	LG Display Co. Ltd., ADR(c)	23,461
333	LG Electronics, Inc.	20,780
71	LG Household & Health Care Ltd.	39,002
3,960	LG Uplus Corp.	26,598
18	Lotte Confectionery Co. Ltd.	25,798
81	Lotte Shopping Co. Ltd.	22,873
198	NHN Corp.	45,380
39	Orion Corp.	31,705
1,395	POSCO, ADR	113,693
294	S1 Corp.	15,311
625	Samsung C&T Corp.	35,689
580	Samsung Card Co.	18,418
327	Samsung Electro-Mechanics Co. Ltd.	28,199
1,309	Samsung Electronics Co. Ltd., GDR(b)	716,690
209	Samsung Electronics Co. Ltd., Preference GDR	68,118
221	Samsung Fire & Marine Insurance Co. Ltd.	45,668
1,230	Samsung Heavy Industries Co. Ltd.	40,565
328	Samsung Life Insurance Co. Ltd.	27,947
234	Samsung Techwin Co. Ltd.	14,754
1,324	Shinhan Financial Group Co. Ltd., ADR	83,227
210	SK Holdings Co. Ltd.	31,100
1,930	SK Hynix, Inc.(c)	36,257
98	SK Innovation Co. Ltd.	14,234
2,940	SK Networks Co. Ltd.	24,559
1,900	SK Telecom Co. Ltd., ADR	27,246
1,520	Woori Investment & Securities Co. Ltd.	14,982
123	Yuhan Corp.	14,536

		2,889,055

	Malaysia – 3.2%
16,600	Alliance Financial Group Bhd	21,948
9,500	AMMB Holdings Bhd	19,302
21,700	Axiata Group Bhd	41,611
91,600	Berjaya Corp. Bhd	19,663
800	British American Tobacco Malaysia Bhd	16,325
16,500	CIMB Group Holdings Bhd	41,159
29,000	DiGi.Com Bhd	44,719
8,300	Genting Bhd	23,980
23,200	Genting Malaysia Bhd	26,202
6,700	Hong Leong Financial Group Bhd	25,872
12,400	IJM Corp. Bhd	20,388
8,300	IOI Corp. Bhd	13,664
3,100	Kuala Lumpur Kepong Bhd	23,054

Shares	Description	Value (†)
Common Stocks – continued
	Malaysia – continued
19,200	Malayan Banking Bhd	$56,285
15,100	Maxis Bhd	34,036
25,500	MMC Corp. Bhd	20,049
9,800	Parkson Holdings Bhd	14,691
5,300	Petronas Dagangan Bhd	38,001
5,700	Petronas Gas Bhd	35,437
3,100	Public Bank Bhd	14,239
8,100	RHB Capital Bhd	18,859
17,600	Sime Darby Bhd	55,250
18,800	Telekom Malaysia Bhd	36,600
15,700	Tenaga Nasional Bhd	34,428
12,300	UMW Holdings Bhd	40,143
77,546	YTL Corp. Bhd	44,948
28,700	YTL Power International Bhd	15,975

		796,828

	Mexico – 3.8%
2,900	Alfa SAB de CV, Class A	46,479
11,533	America Movil SAB de CV, Series L, ADR(b)	295,129
3,400	Arca Continental SAB de CV	21,427
6,676	Cemex SAB de CV, Sponsored ADR(c)	49,870
421	Coca-Cola Femsa SAB de CV, Sponsored ADR	51,383
1,400	Fomento Economico Mexicano SAB de CV, Sponsored ADR	118,300
500	Grupo Aeroportuario del Pacifico SAB de CV, ADR	20,035
8,300	Grupo Bimbo SAB de CV, Series A	18,544
4,800	Grupo Carso SAB de CV, Series A1	15,635
11,400	Grupo Financiero Banorte SAB de CV, Class O	58,037
5,300	Grupo Financiero Inbursa SAB de CV, Class O	13,808
12,431	Grupo Mexico SAB de CV, Series B	37,085
4,700	Grupo Modelo SAB de CV, Series C	42,665
2,300	Grupo Televisa SAB, Sponsored ADR	52,854
400	Industrias Penoles SAB de CV	16,368
3,700	Mexichem SAB de CV	16,656
2,464	Wal-Mart de Mexico SAB de CV, Series V, Sponsored ADR	65,789

		940,064

	Peru – 0.2%
555	Cia de Minas Buenaventura S.A., ADR	19,236
334	Credicorp Ltd.	40,257

		59,493

	Philippines – 0.2%
700	Philippine Long Distance Telephone Co., Sponsored ADR	45,010

	Russia – 4.7%
31,915	Gazprom OAO, Sponsored ADR(b)	307,169
3,124	Lukoil OAO, Sponsored ADR(b)	176,944
1,209	Magnit OJSC, Sponsored GDR	38,501
1,299	MMC Norilsk Nickel OJSC, ADR	18,960
2,525	Mobile Telesystems OJSC, Sponsored ADR	46,485
657	NovaTek OAO, Sponsored GDR	78,308
10,921	Rosneft Oil Co., GDR	64,367
1,192	Rostelecom OJSC, Sponsored ADR(c)	27,183
12,521	Sberbank of Russia, Sponsored ADR(b)(c)	143,354

Shares	Description	Value (†)
Common Stocks – continued
	Russia – continued
6,006	Surgutneftegas OJSC, Sponsored ADR	$51,947
11,284	Surgutneftegas OJSC, Sponsored Preference ADR	72,218
2,069	Tatneft, Sponsored ADR	78,881
1,550	Uralkali OJSC, Sponsored GDR	59,823
7,026	VTB Bank OJSC, GDR	22,887

		1,187,027

	South Africa – 6.2%
1,472	ABSA Group Ltd.	24,860
2,488	Anglo American Platinum Ltd., ADR	20,899
1,227	AngloGold Ashanti Ltd., Sponsored ADR	39,141
1,733	Aspen Pharmacare Holdings Ltd.	29,569
3,740	Barloworld Ltd.	31,565
1,612	Bidvest Group Ltd.	39,065
3,550	Discovery Holdings Ltd.	24,349
26,779	FirstRand Ltd.	87,315
1,924	Foschini Group Ltd. (The)	30,859
2,974	Gold Fields Ltd., Sponsored ADR	36,640
8,104	Growthpoint Properties Ltd.	26,443
2,424	Impala Platinum Holdings Ltd., Sponsored ADR	38,178
2,485	Imperial Holdings Ltd.	60,307
305	Kumba Iron Ore Ltd.	17,408
3,711	Liberty Holdings Ltd.	40,471
11,429	Life Healthcare Group Holdings Ltd.	43,347
7,764	MMI Holdings Ltd.	17,966
2,124	Mr Price Group Ltd.	34,370
9,419	MTN Group Ltd.(b)	175,607
1,573	Naspers Ltd., N Shares	91,268
1,195	Nedbank Group Ltd.	26,246
7,746	Netcare Ltd.	16,155
2,844	Remgro Ltd.	48,617
1,959	Reunert Ltd.	16,567
10,827	RMB Holdings Ltd.	46,792
14,673	Sanlam Ltd.	64,362
2,994	Sasol Ltd., Sponsored ADR(b)	129,700
2,405	Shoprite Holdings Ltd.	48,288
1,557	Spar Group Ltd. (The)	22,931
6,617	Standard Bank Group Ltd.	87,231
4,568	Steinhoff International Holdings Ltd.(c)	14,248
1,125	Tiger Brands Ltd.	37,024
1,304	Truworths International Ltd.	14,757
1,768	Vodacom Group Ltd.	22,482
7,776	Woolworths Holdings Ltd.	55,444

		1,560,471

	Taiwan – 5.0%
21,000	Acer, Inc.(c)	18,649
7,588	Advanced Semiconductor Engineering, Inc., ADR	28,076
6,000	Asustek Computer, Inc.	60,201
15,750	Cathay Financial Holding Co. Ltd.	15,127
11,400	Cheng Shin Rubber Industry Co. Ltd.	27,779
40,600	China Steel Corp.	34,822
30,000	Chinatrust Financial Holding Co. Ltd.	18,042

Shares	Description	Value (†)
Common Stocks – continued
	Taiwan – continued
2,681	Chunghwa Telecom Co. Ltd., ADR	$80,537
38,000	Compal Electronics, Inc.	33,456
15,000	CTCI Corp.	28,461
4,000	Delta Electronics, Inc.	13,693
16,000	Far EasTone Telecommunications Co. Ltd.	39,591
10,000	Formosa Chemicals & Fibre Corp.	25,911
12,000	Formosa Plastics Corp.	32,443
14,699	Fubon Financial Holding Co. Ltd.	14,701
27,880	Hon Hai Precision Industry Co. Ltd., GDR	159,441
38,570	Mega Financial Holding Co. Ltd.	29,200
18,000	Nan Ya Plastics Corp.	33,956
4,000	President Chain Store Corp.	21,383
13,000	Quanta Computer, Inc.	33,735
14,000	Taiwan Cement Corp.	15,277
11,000	Taiwan Mobile Co. Ltd.	40,799
27,910	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR(b)	410,277
20,330	Uni-President Enterprises Corp.	32,685
6,226	United Microelectronics Corp., Sponsored ADR	12,639

		1,260,881

	Turkey – 0.4%
1,044	KOC Holding AS, ADR	21,214
1,483	Turkcell Iletisim Hizmetleri AS, ADR(c)	21,948
12,786	Turkiye Garanti Bankasi AS, ADR	54,980

		98,142

	United States – 0.1%
452	Southern Copper Corp.	14,708

	Total Common Stocks (Identified Cost $15,839,648)	16,408,243

Preferred Stocks – 1.0%
	Brazil – 0.7%
1,300	Bradespar S.A.	16,971
700	Cia de Transmissao de Energia Electrica Paulista	15,552
1,800	Cia Energetica de Sao Paulo, Class B	27,888
10,670	Itausa - Investimentos Itau S.A.	49,147
8,900	Klabin S.A.	39,899
1,801	Lojas Americanas S.A.	12,960
2,200	Metalurgica Gerdau S.A.	24,082

		186,499

	Korea – 0.3%
747	Hyundai Motor Co.	50,374
276	LG Chem Ltd.	22,227

		72,601

	Total Preferred Stocks (Identified Cost $280,278)	259,100

Principal Amount	Description	Value (†)
Short-Term Investments – 23.2%
	Treasuries – 15.0%
$300,000	U.S. Treasury Bill, 0.145%, 9/13/2012(b)(d)	$299,995
200,000	U.S. Treasury Bill, 0.090%, 9/20/2012(b)(d)	199,992
300,000	U.S. Treasury Bill, 0.135%, 9/20/2012(b)(d)	299,987
500,000	U.S. Treasury Bill, 0.115%, 10/18/2012(b)(d)	499,951
320,000	U.S. Treasury Bill, 0.130%, 10/25/2012(b)(d)	319,967
300,000	U.S. Treasury Bill, 0.080%, 11/01/2012(b)(d)	299,964
350,000	U.S. Treasury Bill, 0.090%, 11/01/2012(b)(d)	349,957
200,000	U.S. Treasury Bill, 0.140%, 11/23/2012(b)(d)	199,962
400,000	U.S. Treasury Bill, 0.090%, 11/29/2012(b)(d)	399,914
300,000	U.S. Treasury Bill, 0.130%, 11/29/2012(b)(d)	299,936
350,000	U.S. Treasury Bill, 0.145%, 12/27/2012(b)(d)	349,881
250,000	U.S. Treasury Note, 1.375%, 10/15/2012(b)	250,342

		3,769,848

	Commercial Paper – 4.2%
250,000	Louis Dreyfus Corp., (Credit Support: Barclays Bank), 0.350%, 9/04/2012(d)	249,993
250,000	Cofco Capital Corp., (Credit Support: Rabobank), 0.400%, 9/06/2012(b)(d)	249,986
300,000	General Electric Co., 0.170%, 9/25/2012(b)(d)	299,985
250,000	Vermont Economic Development Authority, (Credit Support: JPMorgan Chase), 0.180%, 11/07/2012(b)	250,000

		1,049,964

	Certificates of Deposit – 4.0%
200,000	Royal Bank of Canada, 0.125%, 9/04/2012	200,000
300,000	Societe Generale S.A., 0.435%, 9/28/2012(b)(e)	299,998
250,000	Canadian Imperial Bank of Commerce (NY), 0.379%, 4/12/2013(b)(e)	249,895
250,000	Westpac Banking Corp. (NY), 0.414%, 5/03/2013(b)(e)	249,967

		999,860

	Total Short-Term Investments (Identified Cost $5,819,628)	5,819,672

Description	Value (†)
Total Investments – 89.6% (Identified Cost $21,939,554)(a)	22,487,015
Other assets less liabilities – 10.4%	2,602,123

Net Assets – 100.0%	$25,089,138

Consolidation

The Fund invests in commodity-related derivatives through its investment in the ASG Growth Markets Cayman Fund Ltd., a wholly-owned subsidiary (the “Subsidiary”). Investments of the Subsidiary have been consolidated with those of the Fund for reporting purposes. As of August 31, 2012, the value of the Fund’s investment in the Subsidiary was $925,323, representing 3.7% of the Fund’s net assets.

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and subadviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser or subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Futures contracts are valued at their most recent settlement price.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At August 31, 2012, approximately 45% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At August 31, 2012, the net unrealized appreciation on investments based on a cost of $21,939,554 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,482,564
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(935,103)

Net unrealized appreciatio	$547,461

(b)	All or a portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts or futures contracts.
(c)	Non-income producing security.
(d)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(e)	Variable rate security. Rate as of August 31, 2012 is disclosed.

ADR/GDR	An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs may be significantly influenced by trading on exchanges not located in the United States.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At August 31, 2012, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell[1]	Delivery Date	Currency	Units	Notional Value	Unrealized Appreciation (Depreciation)
Buy	9/19/2012	Australian Dollar	2,100,000	$2,166,797	$(22,205)
Sell	9/19/2012	Australian Dollar	1,000,000	1,031,808	(45,237)
Buy	9/19/2012	Canadian Dollar	1,900,000	1,926,870	19,169
Sell	9/19/2012	Canadian Dollar	900,000	912,728	(37,077)
Buy	9/19/2012	Euro	1,250,000	1,572,472	26,008
Sell	9/19/2012	Euro	375,000	471,741	1,281
Sell	9/19/2012	Euro	1,000,000	1,257,977	(1,310)
Buy	9/19/2012	New Zealand Dollar	3,400,000	2,729,034	(24,155)
Sell	9/19/2012	New Zealand Dollar	1,300,000	1,043,454	(45,264)
Buy	9/19/2012	Norwegian Krone	6,000,000	1,034,779	24,695
Sell	9/19/2012	Norwegian Krone	8,000,000	1,379,706	(59,645)
Buy	9/19/2012	Singapore Dollar	3,125,000	2,507,001	12,318
Buy	9/19/2012	Singapore Dollar	3,250,000	2,607,281	(4,877)
Sell	9/19/2012	Singapore Dollar	2,625,000	2,105,881	(46,938)
Buy	9/19/2012	Swedish Krona	2,000,000	301,844	16,196
Sell	9/19/2012	Swedish Krona	8,000,000	1,207,375	(49,267)
Sell	9/19/2012	Swiss Franc	375,000	392,878	(8,943)
Buy	9/19/2012	Turkish Lira	2,700,000	1,480,990	7,213
Buy	9/19/2012	Turkish Lira	5,100,000	2,797,425	(42,586)
Sell	9/19/2012	Turkish Lira	3,300,000	1,810,099	(43,450)

Total					$(324,074)

[1]	Counterparty is UBS AG.

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are reduced.

At August 31, 2012, open futures contracts purchased were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
AEX	9/21/2012	11	$911,364	$(9,464)
DAX	9/21/2012	2	438,312	13,930
E-mini Dow	9/21/2012	15	980,925	50,400
E-mini NASDAQ 100	9/21/2012	11	609,620	17,195
E-mini S&P 500®	9/21/2012	11	772,805	36,405
Euribor	12/17/2012	52	16,315,426	8,018
Euro Schatz	9/06/2012	70	9,761,219	8,805
Eurodollar	12/17/2012	1	249,112	175
FTSE 100	9/21/2012	12	1,085,804	48
FTSE JSE Top 40	9/20/2012	31	1,147,033	21,372
German Euro BOBL	9/06/2012	33	5,297,174	6,591
German Euro Bund	9/06/2012	3	543,445	(2,906)
Hang Seng	9/27/2012	10	1,248,654	(19,211)
Mini-Russell 2000	9/21/2012	13	1,054,430	36,150
MSCI Singapore	9/27/2012	21	1,169,531	(3,706)
MSCI Taiwan	9/27/2012	35	914,900	1,750
Nikkei 225	9/14/2012	1	112,651	(1,022)
OMXS30	9/21/2012	69	1,090,921	(31,651)
S&P/TSX 60	9/20/2012	2	277,028	(3,327)
SGX CNX Nifty	9/27/2012	96	1,015,104	(16,704)
Sterling	12/19/2012	108	21,318,091	1,191
UK Long Gilt	12/27/2012	8	1,536,405	3,811
2 Year U.S. Treasury Note	12/31/2012	28	6,176,188	3,938
5 Year U.S. Treasury Note	12/31/2012	73	9,100,477	36,500
10 Year Canada Government Bond	12/18/2012	24	3,326,766	14,121
10 Year U.S. Treasury Note	12/19/2012	5	668,594	4,336
30 Year U.S. Treasury Bond	12/19/2012	3	454,219	4,992

Total				$181,737

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Gas Oil	10/11/2012	1	$99,425	$1,450
KC Wheat	12/14/2012	1	45,300	(1,512)
Soybean	11/14/2012	8	702,600	197,700
Soybean Meal	12/14/2012	15	800,100	125,370

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased – continued
Soybean Oil	12/14/2012	26	$890,448	$2,016
Wheat	12/14/2012	8	355,800	(9,100)

Total				$315,924

At August 31, 2012, open futures contracts sold were as follows:

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum HG	9/19/2012	6	$283,613	$3,180
Cocoa	12/13/2012	3	78,300	(4,800)
Coffee	12/18/2012	2	123,562	7,913
Copper High Grade	12/27/2012	2	172,850	(4,575)
Copper LME	9/19/2012	4	761,350	(16,638)
Cotton	12/06/2012	5	193,150	(18,030)
Heating Oil	9/28/2012	5	667,842	(16,527)
Light Sweet Crude Oil	9/20/2012	1	96,470	(3,440)
Live Cattle	10/31/2012	1	50,410	(1,510)
Nickel	9/19/2012	1	95,454	2,088
Silver	12/27/2012	1	157,210	(18,185)
Sugar	9/28/2012	6	132,922	2,486

Total				$(68,038)

[2]	Commodity futures are held by ASG Growth Markets Cayman Fund Ltd., a wholly-owned subsidiary.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
China	$808,712	$2,952,590	$—	$3,761,302
India	296,799	74,644	—	371,443
Indonesia	65,273	507,772	—	573,045
Korea	372,171	2,516,884	—	2,889,055
Malaysia	—	796,828	—	796,828
Russia	118,703	1,068,324	—	1,187,027
South Africa	264,558	1,295,913	—	1,560,471
Taiwan	531,529	729,352	—	1,260,881
All Other Common Stocks*	4,008,191	—	—	4,008,191

Total Common Stocks	6,465,936	9,942,307	—	16,408,243

Preferred Stocks*	186,499	72,601	—	259,100
Short-Term Investments*	—	5,819,672	—	5,819,672

Total Investments	6,652,435	15,834,580	—	22,487,015

Forward Foreign Currency Contracts (unrealized appreciation)	—	106,880	—	106,880
Futures Contracts (unrealized appreciation)	611,931	—	—	611,931

Total	$7,264,366	$15,941,460	$—	$23,205,826

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(430,954)	$—	$(430,954)
Futures Contracts (unrealized depreciation)	(182,308)	—	—	(182,308)

Total	$(182,308)	$(430,954)	$—	$(613,262)

*	Details of the major categories of the Fund’s investments are reflected within the Consolidated Portfolio of Investments.

A common stock valued at $23,219 was transferred from Level 1 to Level 2 during the period ended August 31, 2012. At November 30, 2011, this security was valued at the market price in the foreign market in accordance with the Fund’s valuation policies; at August 31, 2012, this security was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the security.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund seeks to complement its equity portfolio with a portfolio of derivatives designed to enhance return and mitigate losses. The Fund uses quantitative models to estimate the market exposures that drive the aggregate returns of one or more broadbased measures of emerging market equity index performance as well as identify the market exposures best suited to limit the volatility and risk of loss associated with the underlying equity portfolio. These market exposures, which are expected to vary over time, may include exposures to the returns of global equity and fixed income securities, commodities and currencies. During the period ended August 31, 2012, the Fund used long and short contracts on U.S. and foreign equity market indices, U.S. government bonds, short-term interest rates, foreign currencies and commodities (through investments in the Subsidiary) and long contracts on foreign government bonds in accordance with these objectives.

The Fund is party to agreements with counterparties that govern transactions in forward foreign currency contracts. These agreements contain credit-risk-related contingent features that allow the counterparties to terminate open contracts early if the net asset value of a Fund declines beyond a certain threshold. If such features were to be triggered, the counterparties could request immediate settlement of open contracts at current fair value. As of August 31, 2012, the fair value of derivative positions (including open trades) subject to credit-risk-related contingent features that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
UBS AG	$(324,074)	$780,956

Forward foreign currency contracts are subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the contracts. The Fund has mitigated this risk by entering into master netting agreements with counterparties that allow the Fund and the counterparty to offset amounts owed by each related to derivative contracts to one net amount payable by either the Fund or the counterparty. As of August 31, 2012, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations is $106,880 and the amount of loss that the Fund would incur after taking into account master netting arrangements is $0.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser and/or subadviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. Collateral is posted based on the requirements established under International Swap and Derivative Association (“ISDA”) agreements negotiated between the fund and the derivative counterparties. In lieu of receiving cash collateral, the Fund may use unrealized gains on forward foreign currency contracts to meet counterparty margin requirements for open positions. This risk of loss to a fund from counterparty default should be limited to the extent a Fund is undercollateralized; however, final settlement of a Fund’s claim against any collateral received may be subject to bankruptcy court proceedings.

The following is a summary of derivative instruments for the Fund as of August 31, 2012:

Asset Derivatives	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Commodity Contracts
Forwards (unrealized appreciation)	$—	$106,880	$—	$—
Futures (unrealized appreciation)	92,478	—	177,250	342,203

Liability Derivatives	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Commodity Contracts
Forwards (unrealized depreciation)	$—	$(430,954)	$—	$—
Futures (unrealized depreciation)	(2,906)	—	(85,085)	(94,317)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

New Accounting Pronouncement

In December 2011, Accounting Standards Update (“ASU”) No.2011-11, “Disclosures about Offsetting Assets and Liabilities,” was issued and is effective for interim and annual periods beginning after January 1, 2013. The ASU enhances disclosure requirements with respect to an entity’s rights of setoff and related arrangements associated with its financial and derivative instruments. Management is currently evaluating the impact the adoption of ASU 2011-11 may have on the Fund’s financial statement disclosures.

Industry Summary at August 31, 2012 (Unaudited)

Commercial Banks	11.4%
Oil, Gas & Consumable Fuels	9.1
Wireless Telecommunication Services	5.3
Semiconductors & Semiconductor Equipment	5.1
Metals & Mining	3.5
Automobiles	2.7
Other Investments, less than 2% each	29.3
Short-Term Investments	23.2

Total Investments	89.6
Other assets less liabilities (including open forward foreign currency and futures contracts)	10.4

Net Assets	100.0%

Currency Exposure Summary at August 31, 2012 (Unaudited)

United States Dollar	54.1%
Hong Kong Dollar	11.6
South Korean Won	7.2
South African Rand	5.2
Malaysian Ringgit	3.2
Brazilian Real	2.9
New Taiwan Dollar	2.3
Indonesian Rupiah	2.0
Mexican Peso	1.1

Total Investments	89.6
Other assets less liabilities (including open forward foreign currency and futures contracts)	10.4

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of August 31, 2012 (Unaudited)

Loomis Sayles Capital Income Fund

Shares	Description	Value (†)
Common Stocks – 78.9% of Net Assets
	Aerospace & Defense – 3.1%
4,406	Honeywell International, Inc.	$257,531
5,070	Northrop Grumman Corp.	339,132

		596,663

	Beverages – 3.5%
11,773	Coca-Cola Enterprises, Inc.	347,657
4,378	PepsiCo, Inc.	317,098

		664,755

	Capital Markets – 2.3%
10,314	Bank of New York Mellon Corp. (The)	232,478
9,828	Federated Investors, Inc., Class B	208,550

		441,028

	Commercial Banks – 1.4%
4,289	PNC Financial Services Group, Inc.	266,604

	Communications Equipment – 1.6%
6,259	Motorola Solutions, Inc.(b)	298,304

	Computers & Peripherals – 1.2%
337	Apple, Inc.	224,186

	Construction Materials – 1.5%
3,648	Martin Marietta Materials, Inc.	278,634

	Diversified Consumer Services – 1.8%
20,942	H&R Block, Inc.	346,800

	Diversified Financial Services – 2.0%
10,118	JPMorgan Chase & Co.	375,783

	Diversified Telecommunication Services – 3.1%
7,719	AT&T, Inc.	282,824
7,260	CenturyLink, Inc.	306,808

		589,632

	Electric Utilities – 3.0%
5,782	FirstEnergy Corp.	252,673
10,760	PPL Corp.	315,591

		568,264

	Energy Equipment & Services – 2.4%
4,387	Diamond Offshore Drilling, Inc.	294,017
3,235	Transocean Ltd.	158,612

		452,629

	Food & Staples Retailing – 1.5%
7,874	Walgreen Co.	281,574

	Food Products – 0.8%
5,632	Hillshire Brands Co.	146,826

Shares	Description	Value (†)
Common Stocks – continued
	Gas Utilities – 1.8%
7,058	National Fuel Gas Co.	$352,194

	Health Care Equipment & Supplies – 1.8%
5,846	Baxter International, Inc.	343,043

	Household Durables – 1.2%
9,483	Leggett & Platt, Inc.	225,126

	Industrial Conglomerates – 1.7%
15,868	General Electric Co.	328,626

	Insurance – 4.2%
9,233	MetLife, Inc.	315,122
3,932	Travelers Cos., Inc. (The)	254,558
11,318	Unum Group	220,814

		790,494

	Internet Software & Services – 0.8%
4,675	AOL, Inc.(c)	157,407

	Machinery – 2.8%
7,117	Eaton Corp.	318,272
3,295	Stanley Black & Decker, Inc.	216,745

		535,017

	Media – 3.1%
7,665	Comcast Corp., Class A	257,007
6,478	Viacom, Inc., Class B	323,965

		580,972

	Multiline Retail – 1.3%
4,723	Kohl’s Corp.	246,541

	Oil, Gas & Consumable Fuels – 7.8%
2,550	Chevron Corp.	286,008
4,926	ExxonMobil Corp.(d)	430,040
8,517	Kinder Morgan, Inc.	304,653
7,504	Regency Energy Partners L.P.	173,642
5,774	Total S.A., Sponsored ADR	287,892

		1,482,235

	Pharmaceuticals – 8.0%
9,603	Bristol-Myers Squibb Co.	316,995
4,581	GlaxoSmithKline PLC, Sponsored ADR	208,390
8,360	Merck & Co., Inc.	359,898
14,663	Pfizer, Inc.	349,859
7,159	Sanofi, ADR	293,161

		1,528,303

	REITs - Diversified – 1.6%
12,393	Weyerhaeuser Co.	308,710

	REITs - Warehouse/Industrials – 1.4%
7,739	ProLogis, Inc.	264,442

Shares	Description	Value (†)
Common Stocks – continued
	Road & Rail – 2.0%
5,310	Norfolk Southern Corp.	$384,763

	Semiconductors & Semiconductor Equipment – 1.5%
10,090	Texas Instruments, Inc.	293,014

	Software – 1.7%
10,305	Microsoft Corp.	317,600

	Specialty Retail – 2.8%
10,460	American Eagle Outfitters, Inc.	232,630
10,206	Lowe’s Cos., Inc.	290,667

		523,297

	Thrifts & Mortgage Finance – 1.3%
20,022	People’s United Financial, Inc.	239,663

	Tobacco – 1.2%
1,894	Lorillard, Inc.	237,716

	Wireless Telecommunication Services – 1.7%
10,969	Vodafone Group PLC, Sponsored ADR	317,224

	Total Common Stocks (Identified Cost $14,522,991)	14,988,069

Principal Amount (‡)
Bonds and Notes – 17.9%
Non-Convertible Bonds – 16.7%
	Banking – 3.4%
$300,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 6/29/2049, 144A	273,750
100,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	110,140
280,000	Royal Bank of Scotland Group PLC, 4.700%, 7/03/2018	251,829

		635,719

	Brokerage – 0.7%
125,000	Jefferies Group, Inc., 6.875%, 4/15/2021	132,813

	Electric – 2.0%
400,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	379,840

	Government Sponsored – 1.2%
240,000	Eksportfinans ASA, 2.000%, 9/15/2015	222,600

	Healthcare – 1.1%
125,000	HCA, Inc., 7.500%, 12/15/2023	122,813

100,000	HCA, Inc., 7.500%, 11/06/2033	94,500

		217,313

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued
	Home Construction – 1.6%
$300,000	Beazer Homes USA, Inc., 9.125%, 6/15/2018	$296,250

	Media Non-Cable – 1.2%
80,000	R.R. Donnelley & Sons Co., 7.250%, 5/15/2018	80,000
150,000	R.R. Donnelley & Sons Co., 8.250%, 3/15/2019	152,437

		232,437

	Non-Captive Consumer – 1.2%
250,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	225,000

	Retailers – 0.8%
125,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	98,750
70,000	J.C. Penney Corp., Inc., 7.400%, 4/01/2037	60,200

		158,950

	Supermarket – 1.2%
400,000	New Albertson’s, Inc., 8.000%, 5/01/2031	236,000

	Wirelines – 2.3%
100,000	Level 3 Financing, Inc., 8.125%, 7/01/2019	104,750
400,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	328,000

		432,750

	Total Non-Convertible Bonds (Identified Cost $3,145,620)	3,169,672

Convertible Bonds – 1.2%
	Brokerage – 0.3%
60,000	Jefferies Group, Inc., 3.875%, 11/01/2029	57,375

	Independent Energy – 0.9%
185,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	172,975

	Total Convertible Bonds (Identified Cost $224,839)	230,350

	Total Bonds and Notes (Identified Cost $3,370,459)	3,400,022

Short-Term Investments – 2.2%
418,329	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 8/31/2012 at 0.010% to be repurchased at $418,330 on 9/04/2012 collateralized by $415,000 Federal Home Loan Mortgage Corp., 3.000% due 1/17/2019 valued at $431,113 including accrued interest(e) (Identified Cost $418,329)	418,329

	Description	Value (†)
	Total Investments – 99.0% (Identified Cost $18,311,779)(a)	$18,806,420
	Other assets less liabilities – 1.0%	197,292

	Net Assets – 100.0%	$19,003,712

Shares
Written Options – (0.0%)
	Options on Securities – (0.0%)
3,000	H&R Block, Inc., Put expiring September 22, 2012 at 15(f)	$(225)
1,200	Kohl’s Corp., Call expiring September 22, 2012 at 55(f)	(360)
500	Martin Marietta Materials, Inc., Put expiring September 22, 2012 at 70(f)	(263)

	Total Written Options (Premiums Received $2,555)	$(848)

(‡) Principal Amount stated in U.S. dollars unless otherwise noted.

(†)     Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amortization of premium on debt securities is excluded for tax purposes.):

At August 31, 2012, the net unrealized appreciation on investments based on a cost of $18,311,894 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$832,929
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(338,403)

Net unrealized appreciation	$494,526

(b) All or a portion of this security has been pledged as collateral for outstanding options.
(c) Non-income producing security.
(d) All or a portion of this security has been designated to cover the Fund’s obligations under open outstanding put options.

(e)    It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

(f)	The Fund may enter into option contracts. When the Fund purchases an option, it pays a premium and the option is subsequently marked to market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised or closed are deducted from the cost or added to the proceeds on the underlying instrument or closing purchase transaction to determine the realized gain or loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument underlying the written option.

Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option. For the period ended August 31, 2012, the Fund was not party to any over-the-counter options.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2012, the value of Rule 144A holdings amounted to $653,590 or 3.4% of net assets.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

MTN	Medium Term Note

REITs	Real Estate Investment Trusts

AUD	Australian Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$14,988,069	$—	$—	$14,988,069
Bonds and Notes*	—	3,400,022	—	3,400,022
Short-Term Investments	—	418,329	—	418,329

Total	$14,988,069	$3,818,351	$—	$18,806,420

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options*	$(848)	$—	$—	$(848)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended August 31, 2012, there were no transfers between Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include option contracts.

The Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below-average performance in individual securities or in the equity market as a whole. The Fund may use purchased put options and written call options to hedge against a decline in value of an equity security that it owns and may use written put options to offset the cost of options used for hedging purposes. The Fund may also use purchased call options and written put options for investment purposes. During the period ended August 31, 2012, the Fund engaged in option transactions for investment purposes.

The following is a summary of derivative instruments for the Fund as of August 31, 2012:

Liability Derivatives	Equity Contracts
Written Options (at value)	$(848)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

New Accounting Pronouncement

In December 2011, Accounting Standards Update (“ASU”) No.2011-11, “Disclosures about Offsetting Assets and Liabilities,” was issued and is effective for interim and annual periods beginning after January 1, 2013. The ASU enhances disclosure requirements with respect to an entity’s rights of setoff and related arrangements associated with its financial and derivative instruments. Management is currently evaluating the impact the adoption of ASU 2011-11 may have on the Fund’s financial statement disclosures.

Industry Summary at August 31, 2012 (Unaudited)

Pharmaceuticals	8.0%
Oil, Gas & Consumable Fuels	7.8
Insurance	4.2
Beverages	3.5
Banking	3.4
Aerospace & Defense	3.1
Diversified Telecommunication Services	3.1
Media	3.1
Electric Utilities	3.0
Machinery	2.8
Specialty Retail	2.8
Energy Equipment & Services	2.4
Capital Markets	2.3
Wirelines	2.3
Road & Rail	2.0
Electric	2.0
Diversified Financial Services	2.0
Other Investments, less than 2% each	39.0
Short-Term Investments	2.2

Total Investments	99.0
Other assets less liabilities (including written options)	1.0

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of August 31, 2012 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Principal Amount	Description	Value (†)
Senior Loans – 75.9% of Net Assets
	Aerospace & Defense – 2.3%
$169,000	AWAS Finance Luxembourg 2012 S.A., New Term Loan, 7/16/2018(b)	$169,000
450,000	Camp International Holding Company, New 2nd Lien Term Loan, 10.000%, 11/29/2019(c)	455,063
125,000	Engility Corporation, Term Loan, 7/13/2017(b)	123,281
427,000	Engility Corporation, Term Loan, 5.750%, 7/13/2017(c)	421,129
200,000	PRV Aerospace LLC, Term Loan B, 6.503%, 5/09/2018(d)	199,500
236,987	Wyle Services Corporation, Term Loan B, 5.000%, 3/27/2017(c)	235,063

		1,603,036

	Airlines – 1.7%
307,000	Genpact International, Inc., Term Loan B, 8/16/2019(b)	307,000
119,000	Navistar International Corporation, Term Loan B, 7.000%, 8/17/2017(c)	119,565
438,750	Patriot Coal Corporation, DIP First-Out Term Loan, 9.250%, 10/04/2013(c)	443,686
337,000	West Corporation, Term Loan B6, 6/29/2018(b)	338,055

		1,208,306

	Automotive – 2.4%
145,825	August LuxUK Holding Company S.A.R.L., Luxco Term Loan, 6.250%, 4/27/2018(c)	146,554
112,175	August U.S. Holding Company, Inc., Term Loan B, 6.250%, 4/27/2018(c)	112,736
267,522	Diversified Machine, Inc., Term Loan B, 9.250%, 12/01/2016(c)	260,165
373,000	Grede LLC, Term Loan B, 7.000%, 4/03/2017(c)	372,068
363,814	HHI Holdings LLC, New Term Loan B, 7.002%, 3/21/2017(d)	364,723
477,675	TI Group Automotive Systems LLC, New Term Loan, 6.750%, 3/14/2018(c)	463,345

		1,719,591

	Banking – 0.7%
413,681	Harland Clarke Holdings Corp., Extended Term Loan B2, 5.515%, 6/30/2017(d)	364,730
154,225	US FT Holdco, Inc., Term Loan B, 7.500%, 11/30/2017(c)	154,482

		519,212

	Building Materials – 0.6%
197,990	CPG International, Inc., New Term Loan B, 6.000%, 2/18/2017(c)	194,772

Principal Amount	Description	Value (†)
Senior Loans – continued
	Building Materials – continued
$251,370	Roofing Supply Group LLC, Term Loan, 6.500%, 5/24/2019(c)	$252,313

		447,085

	Chemicals – 6.4%
561,280	Ascend Performance Materials LLC, Term Loan B, 6.750%, 4/10/2018(c)	556,133
400,000	AZ Chem US, Inc., Recap Term Loan, 12/22/2017(b)	402,724
159,773	AZ Chem US, Inc., Recap Term Loan, 7.250%, 12/22/2017(c)	160,861
340,000	Emerald Performance Materials LLC, Term Loan B, 6.750%, 5/18/2018(c)	338,300
153,000	Ineos US Finance LLC, 6 year Term Loan, 5/04/2018(b)	153,223
341,145	Ineos US Finance LLC, 6 year Term Loan, 6.500%, 5/04/2018(c)	341,643
408,102	Kleopatra Acquisition Corp., Term Loan B1, 6.750%, 12/21/2016(c)	408,613
450,000	Kronos Worldwide, Inc., Term Loan B, 5.750%, 6/13/2018(c)	451,688
33,832	Nexeo Solutions LLC, Term Loan B, 9/08/2017(b)	32,923
346,491	Nexeo Solutions LLC, Term Loan B, 5.000%, 9/08/2017(c)	337,181
406,810	PetroLogistics LP, Term Loan B, 7.000%, 3/23/2017(c)	408,844
100,000	Potters Holdings II LP, 2nd Lien Term Loan, 10.250%, 11/06/2017(c)	100,417
425,000	PQ Corporation, 2nd Lien Term Loan, 6.732%, 7/30/2015(c)	402,981
439,898	Taminco Global Chemical Corporation, Term Loan B1, 5.250%, 2/15/2019(c)	440,905

		4,536,436

	Consumer Cyclical Services – 3.1%
450,000	AlixPartners LLP, 2nd Lien Term Loan, 10.750%, 12/29/2019(c)	444,375
297,413	Catalina Marketing Corporation, Extended Term Loan B, 5.732%, 9/29/2017(c)	293,199
519,038	Go Daddy Operating Company LLC, New Term Loan, 5.500%, 12/17/2018(c)	509,633
446,622	SourceHov LLC, 1st Lien Term Loan, 6.625%, 4/28/2017(c)	428,199
109,365	SRA International, Inc., Term Loan B, 7/20/2018(b)	106,221
253,935	SRA International, Inc., Term Loan B, 6.500%, 7/20/2018(c)	246,634
159,600	Sterling Infosystems, Inc., Term Loan A, 7.254%, 2/01/2018(d)	158,802

		2,187,063

	Consumer Products – 3.4%
300,000	Advantage Sales & Marketing, Inc., 2nd Lien Term Loan, 9.250%, 6/18/2018(c)	298,314
187,400	FGI Operating Company LLC, Term Loan, 5.503%, 4/19/2019(d)	187,986

Principal Amount	Description	Value (†)
Senior Loans – continued
	Consumer Products – continued
$556,295	HMK Intermediate Holdings LLC, Term Loan, 7.250%, 3/29/2019(c)	$556,295
300,000	Party City Holdings, Inc., New Term Loan B, 7/26/2019(b)	301,374
243,000	Party City Holdings, Inc., New Term Loan B, 5.750%, 7/26/2019(c)	244,113
400,000	SRAM LLC, 2nd Lien Term Loan, 8.500%, 12/07/2018(c)	405,000
443,000	Supervalu, Inc., New Term Loan B, 8/30/2018(b)	442,814

		2,435,896

	Diversified Manufacturing – 1.2%
398,989	Douglas Dynamics Holdings, Inc., New Term Loan, 5.750%, 4/18/2018(c)	392,673
141,000	Edwards (Cayman Islands II) Limited, Extended 1st Lien Term Loan, 5/31/2016(b)	140,542
345,653	Edwards (Cayman Islands II) Limited, Extended 1st Lien Term Loan, 5.500%, 5/31/2016(c)	344,530

		877,745

	Electric – 0.3%
234,702	Mirion Technologies, Inc., 1st Lien Term Loan, 6.250%, 3/30/2018(c)	234,702

	Entertainment – 0.9%
192,000	Clubcorp Club Operations, Inc., Term Loan B, 11/30/2016(b)	191,841
247,487	Clubcorp Club Operations, Inc., Term Loan B, 6.000%, 11/30/2016(c)	247,281
220,000	SMG (Stadium Management Group), New Term Loan B, 5.500%, 6/07/2018(c)	219,450

		658,572

	Financial Other – 2.2%
400,000	Connolly Holdings, Inc., 2nd Lien Term Loan, 10.500%, 7/15/2019(c)	402,000
256,750	Hamilton Lane Advisors LLC, Term Loan, 6.500%, 2/28/2018(c)	255,466
332,899	Harbourvest Partners LLC, Term Loan B, 6.250%, 12/16/2016(c)	332,483
167,000	Nuveen Investments, Inc., New 2nd Lien Term Loan, 2/28/2019(b)	168,044
435,000	Nuveen Investments, Inc., New 2nd Lien Term Loan, 8.250%, 2/28/2019(c)	437,718

		1,595,711

	Food & Beverage – 1.9%
387,000	Artic Glacier USA, Inc., Term Loan B, 8.500%, 7/19/2018(c)	383,130
300,000	CPM Acquisition Corp., 2nd Lien Term Loan, 10.250%, 2/28/2018(c)	297,000
457,853	DS Waters Enterprises, L.P., 1st Lien Term Loan, 10.500%, 8/29/2017(c)	470,443

Principal Amount	Description	Value (†)
Senior Loans – continued
	Food & Beverage – continued
$199,000	Milk Specialties Company, Term Loan B, 8.500%, 12/22/2017(c)	$199,000

		1,349,573

	Gaming – 1.0%
450,000	Peninsula Gaming LLC, Term Loan, 8/03/2017(b)	451,688
268,328	Tropicana Entertainment, Inc., Term Loan B, 7.500%, 3/16/2018(c)	267,992

		719,680

	Healthcare – 6.6%
79,029	AMN Healthcare, Inc., New Term Loan B, 6.000%, 4/05/2018(c)	79,622
298,364	ATI Physical Therapy, Term Loan, 7.500%, 3/11/2016(c)	293,391
389,147	Convatec, Inc., Term Loan, 5.750%, 12/22/2016(c)	389,878
464,835	DJO Finance LLC, Term Loan B3, 6.250%, 9/15/2017(c)	465,221
298,500	National Healing Corporation, 1st Lien Term Loan, 8.250%, 11/30/2017(c)	298,500
180,000	Physiotherapy Associates Holdings, Inc., 1st Lien Term Loan, 6.010%, 4/30/2018(d)	179,100
350,000	PLATO, Inc., 2nd Lien Term Loan, 11.250%, 5/09/2019(c)	336,000
400,000	Press Ganey Associates, Inc., 2nd Lien Term Loan, 8.250%, 10/18/2018(c)	397,000
450,000	Sheridan Holdings, Inc., New 2nd Lien Term Loan, 9.000%, 7/01/2019(c)	450,751
297,000	Surgical Care Affiliates, Inc., Incremental Term Loan B, 5.500%, 6/29/2018(c)	291,247
368,099	Thomson Reuters (Healthcare), Inc., Term Loan B, 6.750%, 6/06/2019(c)	370,706
438,000	TriZetto Group, Inc., (The), Term Loan B, 4.750%, 5/02/2018(c)	429,516
294,263	United Surgical Partners International, Inc., Incremental Term Loan, 6.000%, 4/03/2019(c)	294,354
396,000	Valitas Health Services, Inc., Term Loan B, 5.750%, 6/02/2017(c)	388,080

		4,663,366

	Industrial Other – 4.2%
522,000	Generac Power Systems, Inc., New Term Loan B, 6.250%, 2/09/2019(c)	532,440
299,250	Hupah Finance, Inc., Term Loan B, 6.250%, 1/21/2019(c)	300,372
485,000	Intelligrated, Inc., 1st Lien Term Loan, 6.750%, 7/30/2018(c)	480,150
286,921	ON Assignment, Inc., Term Loan B, 5.000%, 5/15/2019(c)	285,309
91,500	Schaeffler AG, USD Term Loan C2, 6.000%, 1/27/2017(c)	91,767
287,189	Tank Intermediate Holding Corp., Term Loan B, 6.750%, 6/28/2019(c)	286,471
250,000	Unifrax Corporation, New Term Loan, 11/28/2018(b)	251,875

Principal Amount	Description	Value (†)
Senior Loans – continued
	Industrial Other – continued
$298,500	Unifrax Corporation, New Term Loan, 6.500%, 11/28/2018(c)	$300,739
426,000	WireCo WorldGroup, Inc., New Term Loan, 6.000%, 2/15/2017(c)	428,662

		2,957,785

	Media Cable – 0.4%
272,000	Crown Media Holdings, Inc., Term Loan B, 5.750%, 7/14/2018(c)	272,000

	Media Non-Cable – 3.5%
397,887	Cumulus Media, Inc., First Lien Term Loan, 5.750%, 9/17/2018(c)	398,551
279,064	Dex Media West LLC, New Term Loan, 7.250%, 10/24/2014(c)	180,554
113,120	Entercom Radio LLC, Term Loan B, 6.250%, 11/23/2018(c)	113,969
300,000	Hubbard Radio LLC, 2nd Lien Term Loan, 8.750%, 4/30/2018(c)	303,000
615,000	Rovi Solutions Corporation, Term Loan B2, 3/29/2019(b)	590,019
200,318	SuperMedia, Inc., Exit Term Loan, 11.000%, 12/31/2015(c)	138,053
600,000	Tribune Company, Term Loan X, 5.000%, 6/04/2009(e)(f)	447,426
337,171	Univision Communications, Inc., Extended Term Loan, 4.482%, 3/31/2017(c)	325,950

		2,497,522

	Metals & Mining – 3.1%
289,000	Arch Coal, Inc., Term Loan B, 5.750%, 5/16/2018(c)	288,639
410,952	Fairmount Minerals Ltd., New Term Loan B, 5.250%, 3/15/2017(c)	407,035
129,675	Noranda Aluminum Acquisition Corporation, New Term Loan B, 5.750%, 2/24/2019(c)	130,215
8,823	Phoenix Services LLC, Delayed Draw Term Loan, 9/29/2017(b)	8,823
29,937	Phoenix Services LLC, Delayed Draw Term Loan, 9.000%, 9/29/2017(c)	29,937
91,177	Phoenix Services LLC, Term Loan B, 9/29/2017(b)	91,177
309,345	Phoenix Services LLC, Term Loan B, 9.000%, 9/29/2017(c)	309,345
642,625	Preferred Proppants LLC, Term Loan B, 7.500%, 12/15/2016(c)	610,494
301,245	Tube City IMS Corporation, Term Loan, 5.750%, 3/20/2019(c)	303,128

		2,178,793

	Oil Field Services – 1.1%
450,000	Pinnacle Holdco S.A.R.L., 2nd Lien Term Loan, 10.500%, 7/24/2020(c)	453,938
142,961	Utex Industries, Inc., New Term Loan B, 7.750%, 12/15/2016(c)	142,961

Principal Amount	Description	Value (†)
Senior Loans – continued
	Oil Field Services – continued
$188,604	Utex Industries, Inc., Term Loan B, 7.010%, 12/15/2016(d)	$188,604

		785,503

	Packaging – 0.8%
331,539	Husky Injection Molding Systems Ltd., New Term Loan B, 5.750%, 6/29/2018(c)	332,706
225,000	TricorBraun, Inc., New Term Loan B, 5.500%, 5/03/2018(c)	224,649

		557,355

	Paper – 0.9%
250,000	Hoffmaster Group, Inc., 2nd Lien Term Loan, 11.000%, 1/03/2019(c)	248,750
400,000	NewPage Corporation, DIP Term Loan, 8.000%, 3/07/2013(c)	403,752

		652,502

	Pharmaceuticals – 1.7%
322,060	Inc Research, Inc., Term Loan B, 7.000%, 7/12/2018(c)	323,670
200,000	inVentiv Health, Inc., Incremental Term Loan B3, 5/15/2018(b)	186,500
297,000	inVentiv Health, Inc, Incremental Term Loan B3, 6.750%, 5/15/2018(c)	276,953
398,389	Pharmaceutical Product Development, Inc., Term Loan B, 6.250%, 12/05/2018(c)	402,787

		1,189,910

	Pipelines – 0.9%
175,000	NGPL PipeCo LLC, Tem Loan B, 9/15/2017(b)	175,437
470,000	NGPL PipeCo LLC, Term Loan B, 6.750%, 9/15/2017(c)	471,175

		646,612

	Property & Casualty Insurance – 1.4%
385,000	AmWINS Group, Inc., New 2nd Lien Term Loan, 10.250%, 12/06/2019(c)	384,680
600,000	Applied Systems, Inc., 2nd Lien Term Loan, 9.500%, 6/08/2017(c)	597,000

		981,680

	Restaurants – 1.9%
170,000	Brasa Holdings, Inc., 1st Lien Term Loan, 7.500%, 7/19/2019(c)	167,875
300,000	Brasa Holdings, Inc., 2nd Lien Term Loan, 11.000%, 1/20/2020(c)	292,500
413,963	Landry’s, Inc., Term Loan B, 6.500%, 4/24/2018(c)	418,276
189,000	P.F. Chang’s China Bistro, Inc., Term Loan B, 6.250%, 7/02/2019(c)	190,417
299,462	Sagittarius Restaurants LLC, Term Loan B, 7.500%, 5/18/2015(c)	297,965

		1,367,033

Principal Amount	Description	Value (†)
Senior Loans – continued
	Retailers – 3.2%
$300,000	BJ’s Wholesale Club, Inc., 2nd Lien Term Loan, 10.000%, 3/29/2019(c)	$307,500
250,000	Evergreen Acqco 1 LP, Term Loan B, 7/09/2019(b)	252,345
404,000	Evergreen Acqco 1 LP, Term Loan B, 6.250%, 7/09/2019(c)	407,790
300,000	Gymboree Corporation, (The), Initial Term Loan, 5.000%, 2/23/2018(c)	290,250
600,000	Harbor Freight Tools USA, Inc., Term Loan B, 5.500%, 11/14/2017(c)	599,154
448,875	RGIS Services LLC, Term Loan C, 5.500%, 10/18/2017(c)	444,947

		2,301,986

	Supermarkets – 0.8%
293,798	Acosta, Inc., Term Loan B, 5.750%, 3/01/2018(c)	294,426
296,992	Sprouts Farmers Markets Holdings LLC, Term Loan, 6.000%, 4/18/2018(c)	293,280

		587,706

	Technology – 10.5%
425,748	Aspect Software, Inc., New Term Loan B, 6.250%, 5/06/2016(c)	413,244
200,000	Blackboard, Inc., 2nd Lien Term Loan, 11.500%, 4/04/2019(c)	184,666
378,748	Blackboard, Inc., Term Loan B, 7.500%, 10/04/2018(c)	372,359
279,000	CDC Consona Corporation, Term Loan B, 8.250%, 8/06/2018(c)	278,303
440,000	Eastman Kodak Company, DIP Term Loan B, 7/19/2013(b)	436,040
329,886	Eastman Kodak Company, DIP Term Loan B, 8.500%, 7/19/2013(c)	326,917
450,000	EIG Investors Corp., 2nd Lien Term Loan, 11.000%, 10/22/2018(c)	450,000
600,000	First Data Corporation, 2017 Term Loan B, 3/24/2017(b)	589,500
400,000	Freescale Semiconductor, Inc., Extended Term Loan B, 4.496%, 12/01/2016(c)	383,752
142,498	Genesys Telecom Holdings, U.S., Inc., Term Loan B, 1/31/2019(b)	143,478
149,625	Genesys Telecom Holdings, U.S., Inc., Term Loan B, 6.750%, 1/31/2019(c)	150,654
160,594	Hyland Software, Inc., New Term Loan B, 6.000%, 12/19/2016(c)	160,192
350,000	Ipreo Holdings LLC, Term Loan, 8.000%, 8/05/2017(c)	350,875
400,000	Kronos, Inc., 2nd Lien Tranche B1, 10.461%, 6/11/2018(c)	400,000
160,598	Lawson Software, Inc., Term Loan B, 6.250%, 4/05/2018(c)	162,249
432,915	Nxp B.V., Incremental Term Loan B, 5.250%, 3/19/2019(c)	433,997
208,950	Openlink International Intermediate, Inc., Initial Term Loan, 7.750%, 10/30/2017(c)	208,950

Principal Amount	Description	Value (†)
Senior Loans – continued
	Technology – continued
$400,000	Rocket Software, Inc., 2nd Lien Term Loan, 10.250%, 2/08/2019(c)	$400,000
386,000	Shield Finance Co. S.A.R.L., New Term Loan B, 6.500%, 5/10/2019(c)	384,390
74,624	Telx Group, Inc., Incremental Term Loan, 7.750%, 9/26/2017(c)	74,415
120,000	Telx Group, Inc., Term Loan B, 9/26/2017(b)	119,663
248,126	Telx Group, Inc., Term Loan B, 7.750%, 9/26/2017(c)	247,429
300,000	Wall Street Systems, Inc., 2nd Lien Term Loan, 9.750%, 6/20/2018(c)	297,750
500,000	Web.com Group, Inc., 2nd Lien Term Loan, 11.000%, 10/26/2018(c)	513,125

		7,481,948

	Transportation Services – 1.1%
356,108	Road Infrastructure Investment LLC, Term Loan B, 6.250%, 3/30/2018(c)	354,327
414,275	Wabash National Corporation, Term Loan B, 6.000%, 5/02/2019(c)	416,864

		771,191

	Utility Other – 0.4%
300,000	Sensus USA, Inc., 2nd Lien Term Loan, 8.500%, 5/09/2018(c)	297,750

	Wireless – 1.2%
200,000	Asurion LLC, New 1st Lien Term Loan, 5.500%, 5/24/2018(c)	200,468
267,516	Asurion LLC, New 2nd Lien Term Loan, 9.000%, 5/24/2019(c)	276,611
400,000	Hawaiian Telcom Communications, Inc., Term Loan B, 7.000%, 2/28/2017(c)	405,000

		882,079

	Wirelines – 4.1%
545,000	CCGI Holding Corporation, Term Loan B, 8.500%, 12/20/2017(c)	528,650
630,865	FairPoint Communications, Inc., New Term Loan B, 6.500%, 1/22/2016(c)	586,818
486,290	Global Tel*Link Corporation, New Term Loan B, 6.000%, 12/14/2017(c)	485,532
395,990	Sidera Networks, Inc., Term Loan, 6.000%, 8/26/2016(c)	380,811
522,690	U.S. Telepacific Corporation, New Term Loan B, 5.750%, 2/23/2017(c)	499,331
453,164	Zayo Group LLC, Term Loan B, 7.125%, 7/02/2019(c)	459,821

		2,940,963

	Total Senior Loans (Identified Cost $53,360,373)	54,106,292

Principal Amount	Description	Value (†)
Bonds and Notes – 10.1%
	Chemicals – 0.6%
$400,000	Momentive Performance Materials, Inc., 12.500%, 6/15/2014	$412,500

	Consumer Products – 0.5%
400,000	Visant Corp., 10.000%, 10/01/2017	396,000

	Entertainment – 0.4%
293,000	AMC Entertainment, Inc., 8.000%, 3/01/2014	293,549

	Food & Beverage – 0.6%
400,000	Chiquita Brands International, Inc., 7.500%, 11/01/2014	397,000

	Gaming – 0.4%
300,000	MGM Resorts International, 7.625%, 1/15/2017	310,125

	Healthcare – 0.7%
500,000	Alere, Inc., 9.000%, 5/15/2016	517,500

	Media Non-Cable – 1.4%
525,000	Clear Channel Communications, Inc., 5.500%, 9/15/2014	451,500
500,000	Intelsat Luxembourg S.A., 11.250%, 2/04/2017	525,000

		976,500

	Metals & Mining – 0.6%
500,000	Essar Steel Algoma, Inc., 9.875%, 6/15/2015, 144A	402,500

	Oil Field Services – 1.4%
600,000	Global Geophysical Services, Inc., 10.500%, 5/01/2017	553,500
400,000	McJunkin Red Man Corp., 9.500%, 12/15/2016	436,000

		989,500

	Property & Casualty Insurance – 1.1%
500,000	USI Holdings Corp., 9.750%, 5/15/2015, 144A	507,500
300,000	White Mountains Re Group Ltd., (fixed rate to 6/30/2017, variable rate thereafter), 7.506%, 5/29/2049, 144A	301,704

		809,204

	Technology – 1.1%
350,000	Aspect Software, Inc., 10.625%, 5/15/2017	364,000
400,000	Lender Processing Services, Inc., 8.125%, 7/01/2016	417,250

		781,250

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Wireless – 0.7%
$500,000	Clearwire Communications LLC/Clearwire Finance, Inc., 12.000%, 12/01/2015, 144A	$495,000

	Wirelines – 0.6%
400,000	Integra Telecom Holdings, Inc., 10.750%, 4/15/2016, 144A	409,000

	Total Bonds and Notes (Identified Cost $7,071,968)	7,189,628

Short-Term Investments – 13.1%
236,145	Repurchase Agreement with State Street Bank and Trust Company, dated 8/31/2012 at 0.010% to be repurchased at $236,145 on 9/04/2012 collateralized by $217,800 U.S. Treasury Bond, 3.125% due 11/15/2041 valued at $240,693 including accrued interest(g)	236,145
9,120,461	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 8/31/2012 at 0.010% to be repurchased at $9,120,471 on 9/04/2012 collateralized by $7,300,000 Federal Home Loan Mortgage Corp., 1.000% due 9/29/2017 valued at $7,354,750; $1,945,000 U.S. Treasury Note, 0.750% due 3/31/2013 valued at $1,957,156 including accrued interest(g)	9,120,461

	Total Short-Term Investments (Identified Cost $9,356,606)	9,356,606

	Total Investments – 99.1% (Identified Cost $69,788,947)(a)	70,652,526
	Other assets less liabilities – 0.9%	624,146

	Net Assets – 100.0%	$71,276,672

(†)	Senior loans are priced at bid prices supplied by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service, if available. Broker-dealer bid quotations may also be used to value senior loans and debt securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Investments in other open-end investment companies are valued at their net asset value each day. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At August 31, 2012, the net unrealized appreciation on investments based on a cost of $69,796,343 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,057,434
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(201,251)

Net unrealized appreciation	$856,183

(b)	Position is unsettled. Contract rate was not determined at August 31, 2012 and does not take effect until settlement date.

(c)	Variable rate security. Rate as of August 31, 2012 is disclosed.

(d)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at August 31, 2012.

(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.

(f)	Issuer has filed for bankruptcy.

(g)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2012, the value of Rule 144A holdings amounted to $2,115,704 or 3.0% of net assets.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Senior Loans*	$—	$54,106,292	$—	$54,106,292
Bonds and Notes*	—	7,189,628	—	7,189,628
Short-Term Investments	—	9,356,606	—	9,356,606

Total	$—	$70,652,526	$—	$70,652,526

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended August 31, 2012, there were no transfers between Level 1, 2 and 3.

New Accounting Pronouncement

In December 2011, Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities,” was issued and is effective for interim and annual periods beginning after January 1, 2013. The ASU enhances disclosure requirements with respect to an entity’s rights of setoff and related arrangements associated with its financial and derivative instruments. Management is currently evaluating the impact the adoption of ASU 2011-11 may have on the Fund’s financial statement disclosures.

Industry Summary at August 31, 2012 (Unaudited)

Technology	11.6%
Healthcare	7.3
Chemicals	7.0
Media Non-Cable	4.9
Wirelines	4.7
Industrial Other	4.2
Consumer Products	3.9
Metals & Mining	3.7
Retailers	3.2
Consumer Cyclical Services	3.1
Property & Casualty Insurance	2.5
Oil Field Services	2.5
Food & Beverage	2.5
Automotive	2.4
Aerospace & Defense	2.3
Financial Other	2.2
Other Investments, less than 2% each	18.0
Short-Term Investments	13.1

Total Investments	99.1
Other assets less liabilities	0.9

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of August 31, 2012 (Unaudited)

Vaughan Nelson Select Fund

Shares	Description	Value (†)
Common Stocks – 93.1% of Net Assets
	Aerospace & Defense – 3.0%
1,450	Precision Castparts Corp.	$233,566

	Capital Markets – 2.1%
7,775	SEI Investments Co.	169,106

	Chemicals – 3.3%
2,475	Praxair, Inc.	261,112

	Commercial Services & Supplies – 12.1%
14,550	Corrections Corp. of America	484,660
16,875	Republic Services, Inc.	466,594

		951,254

	Computers & Peripherals – 1.1%
125	Apple, Inc.	83,155

	Containers & Packaging – 5.0%
9,325	Ball Corp.	393,235

	Diversified Telecommunication Services – 4.8%
19,450	Cogent Communications Group, Inc.	381,220

	Energy Equipment & Services – 3.0%
3,025	Oil States International, Inc.(b)	236,676

	Food Products – 1.5%
2,100	H.J. Heinz Co.	117,012

	Health Care Providers & Services – 0.6%
1,650	HCA Holdings, Inc.	47,108

	Industrial Conglomerates – 4.2%
3,550	3M Co.	328,730

	Insurance – 3.0%
10,150	XL Group PLC	234,668

	Internet Software & Services – 6.3%
725	Google, Inc., Class A(b)	496,690

	IT Services – 3.9%
725	MasterCard, Inc., Class A	306,602

	Media – 3.0%
4,750	Viacom, Inc., Class B	237,548

	Pharmaceuticals – 10.2%
12,425	Endo Health Solutions, Inc.(b)	395,364
7,975	Valeant Pharmaceuticals International, Inc.(b)	408,878

		804,242

	Professional Services – 5.0%
7,225	Towers Watson & Co., Class A	392,462

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – 5.9%
8,575	Avago Technologies Ltd.	$313,588
4,450	Veeco Instruments, Inc.(b)	152,635

		466,223

	Software – 4.1%
18,325	Symantec Corp.(b)	326,735

	Specialty Retail – 6.0%
6,650	Advance Auto Parts, Inc.	472,948

	Tobacco – 5.0%
11,525	Altria Group, Inc.	391,389

	Total Common Stocks (Identified Cost $7,097,177)	7,331,681

Principal Amount
Short-Term Investments – 6.5%
$517,046	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 8/31/2012 at 0.010% to be repurchased at $517,046 on 9/04/2012 collateralized by $515,000 Federal Home Loan Mortgage Corp., 3.000% due 8/01/2019 valued at $527,664 including accrued interest(c) (Identified Cost $517,046)	517,046

	Total Investments – 99.6% (Identified Cost $7,614,223)(a)	7,848,727
	Other assets less liabilities – 0.4%	27,914

	Net Assets – 100.0%	$7,876,641

(†)	Equity securities, including shares of short positions, closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and subadviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser using consistently applied procedures under the general supervision of the Board of Trustees.

(a)	Federal Tax Information:

At August 31, 2012, the net unrealized appreciation on investments based on a cost of $7,614,223 for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$284,009
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(49,505)

Net unrealized appreciation	$234,504

(b)	Non-income producing security.

(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$7,331,681	$—	$—	$7,331,681
Short-Term Investments	—	517,046	—	517,046

Total	$7,331,681	$517,046	$—	$7,848,727

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended August 31, 2012, there were no transfers between Levels 1, 2 and 3.

New Accounting Pronouncement

In December 2011, Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities,” was issued and is effective for interim and annual periods beginning after January 1, 2013. The ASU enhances disclosure requirements with respect to an entity’s rights of setoff and related arrangements associated with its financial and derivative instruments. Management is currently evaluating the impact the adoption of ASU 2011-11 may have on the Fund’s financial statement disclosures.

Industry Summary at August 31, 2012 (Unaudited)

Commercial Services & Supplies	12.1%
Pharmaceuticals	10.2
Internet Software & Services	6.3
Specialty Retail	6.0
Semiconductors & Semiconductor Equipment	5.9
Containers & Packaging	5.0
Professional Services	5.0
Tobacco	5.0
Diversified Telecommunication Services	4.8
Industrial Conglomerates	4.2
Software	4.1
IT Services	3.9
Chemicals	3.3
Media	3.0
Energy Equipment & Services	3.0
Insurance	3.0
Aerospace & Defense	3.0
Capital Markets	2.1
Other Investments, less than 2% each	3.2
Short-Term Investments	6.5

Total Investments	99.6
Other assets less liabilities	0.4

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust II

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	October 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	October 19, 2012

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	October 19, 2012